UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:1/31/09

Item 1.  Reports to Stockholders.

The Biondo Growth Fund

Annual Report

January 31, 2009

1-800-672-9152

www.thebiondogroup.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Fellow Shareholders,

At long last 2008 is over.  As we are sure you have heard by now, it was the worst for the markets since 1937 – with a year-to-date decline in the S&P 500 of 37.00% and the Russell 3000 Growth Index of 38.44%. For the year ending January 31, 2009, The Biondo Growth Fund was down 42.28% compared to the Russell 3000 Growth down 36.51% and the S&P 500 index down 38.63%.

Our history has been to provide downside protection during weak market cycles; however, our performance was uncharacteristic in 2008, as there were few places to hide and the financial crisis unprecedented. Having positioned the portfolio for an economic slowdown, we were heavily weighted in sectors that are traditionally shielded from economic downturns yet even those companies felt the ferocity of the markets during the last quarter. That said, we continue to be rigorous in our valuation work and adjust portfolios accordingly to meet investment objectives.

We have been in a recession for over a year and under customary circumstances, we might be looking for an up tick in economic activity in the near-term.  However, the economic impact of the credit crisis remains unknown.

We are encouraged by the Federal Reserve and Treasury’s unconventional policy decisions and the government’s willingness to inject capital into the damaged financial system.  While the implementation and communication of the policies could have been much smoother, we are hopeful that these steps will put the economy on a path to recovery in 2009.  Despite an onslaught of criticism from the investing community and society as a whole, we remain convinced that when the history books are written on this period of time, the consensus opinion will be that the actions taken were both decisive and swift.

We have stated for several quarters that the economy would remain under pressure until there was stabilization on two fronts – energy costs and housing prices. As you are well aware, energy prices have plummeted in recent months as oil has retreated from nearly $150 a barrel in July to near $40 as this goes to print.  This will clearly have a positive impact on the depressed consumer and should provide ample stimulus in the coming year.

We have positioned our portfolios to reflect sluggish consumer spending for the foreseeable future since unemployment is likely to rise in the first half of this year, which will serve to curtail consumer confidence.  This will detract from near-term performance should the economy rebound faster than our expectations.  However, we believe that the probability of a more protracted lapse in consumer spending is high.

While on the surface equity valuations appear attractive, this analysis would be based on typical market and economic cycles.  Due to the severity of this downturn and the uncertainty regarding the economic impact of the credit crisis, we remain cautious on the likelihood of a strong recovery in equity prices in the near term.

Since the lows of November 20th, the equity markets have made some recovery.  The New Year and a new administration may provide further upside to the current rally, however, healing takes time. While it is certainly tempting to get aggressive in certain areas, it is our belief that the markets will take some time to recover as will the US and world economies.

We remain overweight in healthcare and consumer staples. Companies in these sectors offer the most reliable sources of revenue and earnings growth in the current environment, while valuations relative to the market as a whole are more attractive than they have been in decades.

Although a strong recovery in 2009 seems unlikely, we feel that equities, at nearly a 50% reduction from their 2007 highs, have already reflected much of the bad news. The more likely scenario that we envision is a protracted period of volatility for the markets in the near term. Those willing to take a view of three years or greater may well find 2009 a great time to invest.  This will require the ability to look past short-term events with an eye towards eventual recovery which, like the current downturn, will likely be historic in nature.

Very Truly Yours,

Joseph P. Biondo

Joseph P. Biondo Chief Investment Officer

Before investing, please read the Biondo Growth Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual Fund investing involves risk including loss of principal. An investor should also consider the Biondo Growth Fund's investment objective, risks, charges, and expenses carefully before investing. This and other information about the Biondo Growth Fund is contained in the fund's prospectus, which can be obtained by calling toll free 877246-6367. Please read the prospectus carefully before investing. Distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future results. The Fund's investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until May 31, 2009, to ensure that the net annual fund operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses such as litigation) will not exceed 1.50% of the Fund, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  The Board of Trustees (the “Board” or “Trustees”) may terminate this expense reimbursement arrangement at any time.  Please review the Fund's prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 1-877-BIONDOS (246-6367).

Source: Market Street Advisors, Zephyr Style Advisors, Energy Information Administration, CNNMoney.com., Yahoo Finance, Google, Russell Investment.

0332-NLD-3/11/2009

The Biondo Growth Fund

PORTFOLIO REVIEW

January 31, 2009 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2009, compared to its benchmarks:

	One Year	Inception** – January 31, 2009
The Biondo Growth Fund – Investor Shares	-42.28%	-15.57%
S&P 500 Total Return Index	-38.63%	-13.63%
Russell 3000 Growth Total Return Index	-36.51%	-12.68%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-800-672-9152.

** Inception date is May 3, 2006.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Biotechnology	17.7%
Healthcare-Products	10.5%
Oil & Gas Services	5.5%
Oil & Gas	5.3%
Retail	4.4%
Agriculture	3.9%
Telecommunications	3.9%
Banks	3.9%
Software	3.6%
Internet	3.6%
Other, Cash & Cash Equivalents	37.7%
100.00%

	The Biondo Growth Fund
	PORTFOLIO OF INVESTEMENTS
	January 31, 2009
Shares		Value
	COMMON STOCK - 92.7%
	AEROSPACE/DEFENSE - 3.1%
27,500	Boeing Co.	$ 1,163,525

	AGRICULTURE - 3.9%
40,000	Philip Morris International, Inc.	1,486,000

	BANKS - 3.8%
57,500	JPMorgan Chase & Co.	1,466,825

	BEVERAGES - 2.3%
17,500	PepsiCo, Inc.	879,025

	BIOTECHNOLOGY - 17.7%
17,500	Amgen, Inc. *	959,875
50,000	Cubist Pharmaceuticals, Inc. *	1,070,500
20,000	Genentech, Inc. *	1,624,800
27,500	Genzyme Corp. *	1,895,300
17,500	United Therapeutics Corp. *	1,189,125
		6,739,600
	COMMERCIAL SERVICES - 2.1%
6,000	Mastercard, Inc. +	814,680

	COMPUTERS - 3.4%
14,250	Apple, Inc. *	1,284,352

	COSMETICS/PERSONAL CARE - 3.4%
20,000	Colgate-Palmolive Co.	1,300,800

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
12,500	IntercontinentalExchange, Inc. * +	711,625

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
25,000	SunPower Corp. *	839,000

	ENGINEERING & CONSTRUCTION - 2.4%
45,000	Foster Wheeler, Ltd. *	898,650

See accompanying notes to financial statements.

	The Biondo Growth Fund
	PORTFOLIO OF INVESTEMENTS (Continued)
	January 31, 2009
Shares		Value
	FOOD - 2.4%
20,000	JM Smucker Co. (The)	$ 903,000

	HEALTHCARE-PRODUCTS - 10.5%
12,500	Idexx Laboratories, Inc. *	410,000
18,500	Intuitive Surgical, Inc. *	1,909,755
22,500	NuVasive, Inc. *	840,150
20,000	Stryker Corp.	844,800
		4,004,705
	INSURANCE - 2.7%
350	Berkshire Hathaway, Inc. Class B *	1,046,150

	INTERNET - 3.6%
4,000	Google, Inc. *	1,354,120

	LODGING - 0.4%
27,500	Las Vegas Sands Corp. *	141,625

	MACHINERY-CONSTRUCTION & MINING - 1.5%
37,500	Bucyrus International, Inc.	581,250

	OIL & GAS - 5.3%
25,000	Murphy Oil Corp.	1,104,500
25,000	Range Resources Corp.	896,000
		2,000,500
	OIL & GAS SERVICES - 5.4%
60,000	Dresser-Rand Group, Inc. *	1,168,800
22,500	Schlumberger, Ltd.	918,225
		2,087,025
	PHARMACEUTICALS - 2.8%
35,000	Onyx Pharmaceuticals, Inc. *	1,065,050

	RETAIL - 4.4%
27,500	CVS Caremark Corp.	739,200
20,000	Wal-Mart Stores, Inc.	942,400
		1,681,600
	SOFTWARE - 3.6%
80,000	Microsoft Corp.	1,368,000

See accompanying notes to financial statements.

	The Biondo Growth Fund
	PORTFOLIO OF INVESTEMENTS (Continued)
	January 31, 2009
Shares		Value
	TELECOMMUNICATIONS - 3.9%
42,500	QUALCOMM, Inc.	$ 1,468,375

	TOTAL COMMON STOCK (Cost $49,254,345)	35,285,482

	SHORT-TERM INVESTMENTS - 5.6%
	MONEY MARKET FUND - 5.6%
2,131,279	Milestone Treasury Obligations Portfolio - Institutional Class, 0.30%**, 2/2/09
	(Cost $2,131,279)	2,131,279

	TOTAL INVESTMENTS - 98.3% (Cost $51,385,624) (a)	$ 37,416,761
	OTHER ASSETS & LIABILITIES - 1.7%	659,175
	NET ASSETS - 100%	$ 38,075,936

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $51,508,652 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 336,481
	Unrealized Depreciation:	(14,428,372)
	Net Unrealized Depreciation:	$ (14,091,891)

* Non-income producing security.
+ Subject to written option.
** Money market fund; interest rate reflects seven-day effective yield on January 31 ,2009.

Schedule of Options Written
January 31, 2009

Number of
Contracts***	Security, Expiration Date, Exercise Price	Value
50	IntercontinentalExchange, Inc., Feb 09, Call @ $60	$ 18,000
75	IntercontinentalExchange, Inc., Feb 09, Call @ $65	14,625
30	Mastercard, Inc., Feb 09, Call @ $130	38,400
	TOTAL OPTIONS WRITTEN
	(Premiums received $71,315)	$ 71,025
***Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2009

ASSETS
Investment securities:
At cost	$ 51,385,624
At value	$ 37,416,761
Cash	994,668
Dividends and interest receivable	32,928
Receivable for Fund shares sold	15,694
Prepaid expenses and other assets	9,180
TOTAL ASSETS	38,469,231

LIABILITIES
Fund shares repurchased	193,413
Options written, at value (premiums received $71,315)	71,025
Investment advisory fees payable	58,739
Payable for investments purchased	22,270
Distribution (12b-1) fees payable	8,328
Fees payable to other affiliates	11,746
Accrued expenses and other liabilities	27,774
TOTAL LIABILITIES	393,295
NET ASSETS	$ 38,075,936

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 65,164,939
Accumulated net investment loss	(8,165)
Accumulated net realized loss from security transactions and options transactions	(13,112,265)
Net unrealized depreciation of investments and written options	(13,968,573)
NET ASSETS	$ 38,075,936

Shares of beneficial interest outstanding - Investor Class	6,206,469

Net asset value (Net assets ÷ Shares outstanding), offering price and
redemption price per share (a)	$ 6.13

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2009

INVESTMENT INCOME
Interest	$ 86,828
Dividends	452,463
TOTAL INVESTMENT INCOME	539,291

EXPENSES
Investment advisory fees	566,798
Distribution (12b-1) fees	141,699
Administrative services fees	70,184
Accounting services fees	32,670
Professional fees	19,137
Transfer agent fees	18,115
Custodian fees	14,580
Printing and postage expenses	11,558
Compliance officer fees	10,047
Trustees' fees and expenses	9,776
Registration fees	8,119
Insurance expense	4,455
Other expenses	3,773
TOTAL EXPENSES	910,911

Fees waived by the Advisor	(63,764)

NET EXPENSES	847,147
NET INVESTMENT LOSS	(307,856)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(13,930,340)
Net realized gain from options written	1,517,797
Net change in unrealized appreciation (depreciation) of investments	(15,617,274)
Net change in unrealized appreciation (depreciation) on options written	(100,409)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(28,130,226)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (28,438,082)

See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	January 31,	January 31,
	2009	2008
FROM OPERATIONS
Net investment loss	$ (307,856)	$ (142,932)
Net realized gain (loss) from security transactions	(13,930,340)	584,224
Net realized gain from options written	1,517,797	55,421
Net change in unrealized appreciation (depreciation) of investments	(15,617,274)	(628,701)
Net change in unrealized appreciation (depreciation) of options written	(100,409)	100,699
Net decrease in net assets resulting from operations	(28,438,082)	(31,289)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	-	(1,288,187)
Net decrease in net assets from distributions to shareholders	-	(1,288,187)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	12,361,352	21,649,528
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	1,288,121
Payments for shares redeemed	(8,394,454)	(4,849,286)
Redemption fee proceeds	3	279
Net increase in net assets from shares of beneficial interest	3,966,901	18,088,642

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,471,181)	16,769,166

NET ASSETS
Beginning of Year	62,547,117	45,777,951
End of Year*	$ 38,075,936	$ 62,547,117
* Includes accumulated net investment loss of:	$ (8,165)	$ (8,833)

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	1,310,103	1,895,897
Shares Reinvested	-	110,783
Shares Redeemed	(994,669)	(428,764)
Net increase in shares of beneficial interest outstanding	315,434	1,577,916

See accompanying notes to financial statements.

The Biondo Growth Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year		Year		Period
	Ended		Ended		Ended
	January 31,		January 31,		January 31,
Investor Class	2009		2008		2007 (1)
Net asset value,
beginning of period	$ 10.62		$ 10.61		$ 10.00

Activity from investment operations:
Net investment income (loss)	(0.05)		(0.02)		0.04
Net realized and unrealized
gain (loss) on investments	(4.44)		0.27		0.61
Total from investment operations	(4.49)		0.25		0.65

Paid-in-Capital from
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)

Less distributions from:
Net investment income	-		-		(0.04)
Net realized gains	-		(0.24)		-
Total distributions	-		(0.24)		(0.04)

Net asset value, end of period	$ 6.13		$ 10.62		$ 10.61

Total return (2)	(42.28)%		2.14%		6.53%	(6)

Net assets, end of period (000s)	$ 38,076		$ 62,547		$ 45,778

Ratio of gross expenses to average
net assets (3)	1.61%		1.62%		1.90%	(5)
Ratio of net expenses to average
net assets	1.50%		1.50%		1.50%	(5)
Ratio of net investment income (loss)
to average net assets	(0.54)%		(0.26)%		0.63%	(5)

Portfolio Turnover Rate	45%		49%		8%	(6)

(1)	The Biondo Growth Fund commenced operations on May 3, 2006.
(2)	Total returns shown exclude the effect of applicable redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.
(4) Amount represents less than $0.01 per share.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2009

1.

ORGANIZATION

The Biondo Growth Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers the Investor Class shares.  The Fund seeks capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund’s investment advisor to have above-average future growth potential relative to their peers.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Options contracts listed on securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date.   If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

Various inputs are used in determining the value of the Fund’s investments.   These inputs are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are summaries of the inputs used as of January 31, 2009 in valuing the Funds’ assets carried at fair value:

                                         * Other financial instruments include options written, futures, forwards and swap contracts.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

Options Transactions – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Derivatives Disclosure - In March 2008, FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows. The impact the adoption of SFAS 161 will have, if any, on the financial statements and related disclosures, is currently being evaluated prior to implementation.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the year ended January 31, 2009, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	420	$ 406,549
Options written	9,301	5,145,493
Options exercised	(498)	(251,727)
Options expired	(1,090)	(196,818)
Options closed	(7,978)	(5,032,182)
Options outstanding, end of period	155	$ 71,315

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

4.

INVESTMENT TRANSACTIONS

For the year ended January 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $32,170,445 and $23,082,012, respectively.

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Biondo Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50% per annum of the Fund’s average daily net assets for the Investor Class shares.   For the year ended January 31, 2009, the Advisor waived expenses in the amount of $63,764.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class shares are subsequently less than 1.50% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.50% of average daily net assets. If Fund Operating Expenses attributable to the Investor Class shares subsequently exceed 1.50% per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of January 31, 2009, the Advisor has $228,162 of waived expenses that may be recovered as follows: $97,316 to be recovered no later than January 31, 2010; $67,082 to be recovered no later than January 31, 2011 and; $63,764 to be recovered no later than January 31, 2012.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Investor Class shares.   The Distributor is an affiliate GFS.

Each Fund pays its pro rata share of a total fee of $7,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the year ended January 31, 2009 was $11,139.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended January 31, 2009, the Fund incurred expenses of $10,047 for compliance services pursuant to the Trust’s Agreement with NLCS.    Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended January 31, 2009, GemCom collected amounts totaling $12,483 for EDGAR and printing services performed.   Such fees would be included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the year ended January 31, 2009, the Fund assessed $3 in redemption fees.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax-character of Fund distributions for the following periods was as follows:

The difference between the book basis and tax basis character of distributions as of January 31, 2008 is attributable to the reclassification of short-term capital gains to ordinary income.

As of January 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on straddles and wash sales.  The difference between book basis and tax basis undistributed ordinary income is attributable to the unamortized portion of organizational expenses for tax purposes of $8,165.

At January 31, 2009, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through January 31, 2017 of $4,637,632.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $8,351,605 of such capital losses.

Permanent book and tax differences, attributable to net operating losses, resulted in reclassification for the period ended January 31, 2009 as follows: a decrease in paid-in capital of $308,524 and a decrease in accumulated net investment loss of $308,524.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of The Biondo Growth Fund

We have audited the accompanying statement of assets and liabilities of The Biondo Growth Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of January 31, 2009, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the two years then ended and for the period May 3, 2006 (commencement of operations) through January 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2009 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Biondo Growth Fund as of January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and its financial highlights for each of the two years then ended and for the period May 3, 2006 through January 31, 2007 in conformity with accounting principles generally accepted in the United States of America.

.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

March 30, 2009

The Biondo Growth Fund

EXPENSE EXAMPLES

January 31, 2009 (Unaudited)

As a shareholder of the Biondo Growth Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Biondo Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 through January 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Biondo Growth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Investor Class	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period 8/1/08 – 1/31/09	Expense Ratio During Period ** 8/1/08- 1/31/09
Actual	$1,000.00	$605.10	$6.02*	1.50%

	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period 8/1/08- 1/31/09	Expense Ratio During Period ** 8/1/08- 1/31/09
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57*	1.50%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**Annualized.

The Biondo Growth Fund

SUPPLEMENTAL INFORMATION

January 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name, Age Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan** (Age: 64) Trustee Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corp. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	40

Anthony J. Hertl (Age: 58)

Trustee

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Northern Lights Variable Trust.

40
Gary Lanzen (Age: 54) Trustee Chief Investment Officer (2006-present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	40
Mark Taylor (Age: 44) Trustee Professor (John P. Begley Endowed Chair in Accounting ), Creighton University since 2002. Other Directorships: Lifetime Achievement Fund (Audit Committee Chairman).	40
Interested Trustees and Officers
Michael Miola*** (Age: 56) Trustee Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC and Gemini Hedge Fund Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001). Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	40

The Biondo Growth Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2009 (Unaudited)

Interested Trustees and Officers (continued)
Name, Age Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (Age: 39)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006); formerly Senior Vice President and Director of Administration (2001-2005); Manager, Fund Compliance Services, LLC.(since 3/2006); Manager (since 3/2006) and President (since 2004), GemCom LLC; Vice President, JP Morgan Chase & Co. (1998-2001)

N/A

Lynn Bowley (Age: 50)

4020 So. 147th Street, Omaha, NE  68137

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (01/07-present); Vice President of Investment Support Services for Mutual of Omaha Cos. (2002-2006); First Vice President of Variable L&A Product Accounting and Reporting for Mutual of Omaha Cos. (1998-2002)

N/A

Emile R. Molineaux (Age: 46)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Sr. Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999-2003)

N/A

Kevin E. Wolf (Age: 39)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2006-Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004-2006); Vice-President, GemCom, LLC (2004-Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merrill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company (“LLC”).  This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds’ distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-672-9152.

The Biondo Growth Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2009 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular meeting held on December 15, 2008 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement between the Trust and the Adviser, on behalf of the Fund (the “Advisory Agreement”). In considering the proposed Advisory Agreement, the Board interviewed representatives of the Adviser and received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Predecessor Fund, a peer group of funds and appropriate indices with respect to the Predecessor Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser; (b) investment management staffing; and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel.  The Trustees reviewed the Advisers financial statements and concluded that the Adviser is sufficiently well capitalized to meet the obligations of the Fund. The Trustees then concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance as well as other factors relating to its track record. The Trustees discusses the exceptional performance of the Adviser since the Fund’s inception. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s projected advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees discussed the management strategy of the Fund and the overall duties of the Adviser. The Board incusing the independent Trustees, considered the expense ration for the Fund and expense ratios of a peer group of funds.  Based on this information, the Trustees concluded that the proposed advisory fee was acceptable in light of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that Adviser’s level of profitability from its relationship with the Fund would not be excessive.

  Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

TAX INFORMATION

January 31, 2009 (Unaudited)

Dividends and distributions received by retirement plans such as IRA’s, Keough-type plans and 403(b) plans need not be reported as taxable income.   However, many retirement plan trusts may need this information for their annual information reporting.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-672-9152 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-672-9152.

INVESTMENT ADVISOR

Biondo Investment Advisors, LLC

544 Routes 6 & 209, PO Box 909

Milford, Pennsylvania 18337

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $ 13,500

2008 - $ 13,000

2007 - $ 13,000

(b)

Audit-Related Fees

2009 - None

2008 - None

2007 - None

(c)

Tax Fees

2009 – $ 2,000

2008 – $ 2,000

2007 – $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

2008 - None

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

2008

2007

Audit-Related Fees:

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%

0.00%

All Other Fees:

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

`

2009 - $ 2,000

2008 - $ 2,000

2007 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/7/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/7/09